UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Build America Bond Fund (NBB)
	June 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 120.2% (99.9% of Total Investments)

	MUNICIPAL BONDS – 119.7% (99.5% of Total Investments)

	Arizona – 1.0% (0.8% of Total Investments)
$ 5,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	7/20 at 100.00	Aa2	$ 5,581,850
	California – 27.0% (22.4% of Total Investments)
2,520	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Taxable	No Opt. Call	BBB+	1,252,642
	Subordinate Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured
1,995	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Build	No Opt. Call	AA	2,859,074
	America Federally Taxable Bond Series 2009F-2, 6.263%, 4/01/49
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1:
75	6.793%, 4/01/30	No Opt. Call	AA–	92,903
100	6.918%, 4/01/40	No Opt. Call	AA–	140,762
600	California Infrastructure and Economic Development Bank, Revenue Bonds, University of	No Opt. Call	AA–	790,110
	California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B,
	6.486%, 5/15/49
40	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies	No Opt. Call	BB–	39,824
	Project, Taxable Series 2013B, 7.000%, 8/01/18
395	California School Finance Authority, Charter School Revenue Bonds, City Charter School	No Opt. Call	N/R	391,990
	Obligated Group, Taxable Series 2016B, 3.750%, 6/01/20
3,030	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A+	4,552,030
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
2,050	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	3/20 at 100.00	A+	2,346,737
	America Taxable Bond Series 2010A-2, 8.000%, 3/01/35
7,000	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa2	9,462,600
	2010B, 6.484%, 11/01/41
3,000	California State, General Obligation Bonds, Build America Federally Taxable Series 2009,	No Opt. Call	AA–	4,589,670
	7.550%, 4/01/39
7,115	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series	3/20 at 100.00	AA–	8,174,139
	2010, 7.950%, 3/01/36
6,610	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series	No Opt. Call	AA–	10,320,524
	2010, 7.600%, 11/01/40
9,185	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	No Opt. Call	BB+	9,736,467
	University Medical Center, Series 2014B, 6.000%, 12/01/24
7,500	Los Angeles Community College District, California, General Obligation Bonds, Build America	No Opt. Call	AA+	10,834,425
	Taxable Bonds, Series 2010, 6.600%, 8/01/42
10,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	14,445,900
	Bonds, Series 2010, 6.600%, 8/01/42 (UB) (4)
3,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax	No Opt. Call	AAA	3,805,830
	Revenue Bonds, Build America Taxable Bond Series 2010A, 5.735%, 6/01/39
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple
	Capital Projects I, Build America Taxable Bond Series 2010B:
2,050	7.488%, 8/01/33	No Opt. Call	AA	2,806,470
11,270	7.618%, 8/01/40	No Opt. Call	AA	16,810,895
9,895	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	No Opt. Call	AA–	12,851,428
	Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally
	Taxable – Direct Payment – Build America Bonds, Series 2010A:
80	5.716%, 7/01/39	No Opt. Call	Aa2	102,461
2,840	6.166%, 7/01/40	7/20 at 100.00	Aa2	3,153,167
1,685	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally	No Opt. Call	Aa2	2,461,987
	Taxable – Direct Payment – Build America Bonds, Series 2010D, 6.574%, 7/01/45
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA+	6,771,100
	Option Bond Trust 2016-XFT906, 25.690%, 7/01/50 (IF) (4)
1,500	Metropolitan Water District of Southern California, Water Revenue Bonds, Build America Taxable	7/19 at 100.00	AAA	1,633,305
	Bond Series 2009D, 6.538%, 7/01/39
1,000	Metropolitan Water District of Southern California, Water Revenue Bonds, Build America Taxable	7/20 at 100.00	AAA	1,125,710
	Series 2010A, 6.947%, 7/01/40
2,330	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds,	No Opt. Call	AA–	2,476,068
	Federally Taxable Series 2011A-T, 7.500%, 9/01/19
4,250	Sacramento Public Financing Authority, California, Lease Revenue Bonds, Golden 1 Center,	No Opt. Call	A+	4,814,018
	Series 2015, 5.637%, 4/01/50
2,390	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	3,019,383
	Build America Taxable Bonds, Series 2010B, 6.000%, 11/01/40
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA	9,618,000
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond
	2016-XFT901, 24.796%, 11/01/41 (IF) (4)
	Stanton Redevelopment Agency, California, Tax Allocation Bonds, Stanton Consolidated
	Redevelopment Project Series 2011A:
275	6.500%, 12/01/17 (ETM)	No Opt. Call	A (5)	281,100
295	6.750%, 12/01/18 (ETM)	No Opt. Call	A (5)	316,868
1,500	University of California, General Revenue Bonds, Build America Taxable Bonds, Series 2009R,	5/19 at 100.00	AA	1,612,605
	6.270%, 5/15/31
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond	No Opt. Call	AA–	3,208,955
	Series 2010F, 5.946%, 5/15/45
114,080	Total California			156,899,147
	Colorado – 0.7% (0.6% of Total Investments)
3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds,	No Opt. Call	AA+	3,838,203
	Series 2009C, 5.664%, 12/01/33
	Connecticut – 1.2% (1.0% of Total Investments)
6,300	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	7,225,218
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	District of Columbia – 0.2% (0.2% of Total Investments)
1,155	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate	No Opt. Call	AA+	1,435,838
	Lien, Build America Taxable Bond Series 2010A, 5.522%, 10/01/44
	Florida – 0.9% (0.8% of Total Investments)
5,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable	6/19 at 100.00	AAA	5,342,450
	Bonds, Series 2010G, 5.750%, 6/01/35
	Georgia – 5.6% (4.6% of Total Investments)
2,500	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Cobb County	1/26 at 100.00	AAA	2,656,950
	Coliseum Project, Taxable Series 2015, 4.500%, 1/01/47
9,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	11,079,810
	America Bonds Series 2010A, 6.637%, 4/01/57
1,120	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Taxable Build	No Opt. Call	A+	1,372,112
	America Bonds Series 2010A, 6.655%, 4/01/57
15,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	17,306,850
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
27,620	Total Georgia			32,415,722
	Illinois – 9.2% (7.6% of Total Investments)
865	Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts Revenue Bonds, Pension	No Opt. Call	AA	1,103,039
	Funding Taxable Series 2008A, 6.899%, 12/01/40
7,735	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	9,316,343
	America Bonds, Series 2010B, 6.200%, 12/01/40
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien,
	Build America Taxable Bond Series 2010B:
10,925	6.845%, 1/01/38	1/20 at 100.00	A	12,037,821
355	6.395%, 1/01/40	No Opt. Call	A	480,865
345	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	AA–	440,292
	2010B, 6.900%, 1/01/40
14,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3,	No Opt. Call	BBB	14,404,180
	6.725%, 4/01/35
8,090	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	10,399,614
	Senior Lien Series 2009A, 6.184%, 1/01/34
1,595	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	2,006,622
	Senior Lien Series 2009B, 5.851%, 12/01/34
2,000	Lake County, Illinois, General Obligation Bonds, Series 2010A, 5.125%, 11/30/27	11/19 at 100.00	AAA	2,147,200
685	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project,	No Opt. Call	A2	891,500
	Build America Taxable Bond Series 2010A, 7.820%, 1/01/40
46,595	Total Illinois			53,227,476
	Indiana – 2.6% (2.1% of Total Investments)
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B,	6/20 at 100.00	AAA	5,403,100
	5.636%, 6/01/35
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Bonds, Series 2010A-2,	No Opt. Call	Aa1	6,387,100
	6.004%, 1/15/40
2,390	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series	No Opt. Call	AA	3,085,203
	2010B-2, 6.116%, 1/15/40
12,390	Total Indiana			14,875,403
	Kentucky – 1.7% (1.4% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Tender	9/20 at 100.00	AA	7,183,750
	Option Bond Trust 2016-XFT902, 24.649%, 9/01/37 – AGC Insured (IF) (4)
1,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	No Opt. Call	AA	2,614,151
	System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43
6,950	Total Kentucky			9,797,901
	Louisiana – 3.8% (3.2% of Total Investments)
20,350	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Series 2010,	2/20 at 100.00	AA	22,109,868
	6.087%, 2/01/45 (UB) (4)
	Massachusetts – 0.9% (0.7% of Total Investments)
2,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	AAA	4,967,300
	Bond Trust 2016-XFT907, 21.010%, 6/01/40 (IF) (4)
	Michigan – 1.0% (0.9% of Total Investments)
6,070	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/22 at 100.00	B–	5,972,455
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
	Missouri – 0.3% (0.2% of Total Investments)
1,290	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable	No Opt. Call	AA+	1,649,394
	Bonds, Series 2009A, 5.960%, 11/01/39
	Nevada – 5.4% (4.5% of Total Investments)
13,890	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	Aa2	15,216,356
10,150	Clark County, Nevada, Airport Revenue Bonds, Taxable Direct Payment Build America Bond Series	No Opt. Call	Aa2	14,807,125
	2010C, 6.820%, 7/01/45
1,315	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally	9/19 at 100.00	AA– (5)	1,473,615
	Taxable Bonds, Series 2009B, 7.800%, 9/01/39 (Pre-refunded 9/01/19)
25,355	Total Nevada			31,497,096
	New Jersey – 4.3% (3.6% of Total Investments)
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America	6/19 at 100.00	A–	2,633,300
	Bonds Issuer Subsidy Program, Series 2009B, 6.875%, 12/15/39
130	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America	12/20 at 100.00	A–	136,267
	Bonds Issuer Subsidy Program, Series 2010C, 6.104%, 12/15/28
4,190	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F,	No Opt. Call	A+	6,308,087
	7.414%, 1/01/40
10,910	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	15,941,692
	7.102%, 1/01/41
17,730	Total New Jersey			25,019,346
	New York – 17.5% (14.6% of Total Investments)
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	No Opt. Call	AAA	31,587,750
	2010, 5.600%, 3/15/40 (UB) (4)
5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	A–	6,239,850
	Bond Series 2010B, 5.850%, 5/01/41
7,965	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America	No Opt. Call	AA	12,089,118
	Taxable Bonds, Series 2010C, 7.336%, 11/15/39
14,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	15,733,620
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series 2010CC,
	6.282%, 6/15/42
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/20 at 100.00	AA+	1,094,890
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA,
	5.790%, 6/15/41
2,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,517,367
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD,
	5.952%, 6/15/42
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue
	Bonds, Second Generation Resolution,
2,025	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,744,766
	Bonds, Second Generation Resolution, Series 2010DD, 5.952%, 6/15/42 (UB)
1,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	4,435,296
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust 2016-XFT908,
	22.408%, 6/15/44 (IF)
6,690	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA	8,953,227
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build	No Opt. Call	AAA	12,529,200
	America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40 (4)
3,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	No Opt. Call	BBB	2,906,340
	Terminal B Redevelopment Project, Taxable Series 2016B, 3.673%, 7/01/30
78,970	Total New York			101,831,424
	North Carolina – 1.9% (1.5% of Total Investments)
10,100	North Carolina Turnpike Authority, Triangle Expressway System State Annual Appropriation	1/19 at 100.00	AA	10,756,702
	Revenue Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2009B,
	6.700%, 1/01/39
	Ohio – 7.8% (6.5% of Total Investments)
10,700	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Build	No Opt. Call	A	15,873,450
	America Bond Series 2010B, 7.834%, 2/15/41
4,000	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Build	No Opt. Call	A1	4,991,720
	America Bond Series 2009C, 6.053%, 2/15/43
25	Jobs Ohio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Taxable	No Opt. Call	AA	27,644
	Series 2013B, 4.532%, 1/01/35
15,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America	11/20 at 100.00	AA+	17,279,710
	Taxable Bonds, Series 2010, 6.038%, 11/15/40
7,500	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation TIF Revenue Bonds,	1/26 at 100.00	N/R	7,298,775
	Cooperative Township Public Parking, Kenwood Collection Redevelopment, Senior Lien
	Series 2016A, 6.600%, 1/01/39
37,725	Total Ohio			45,471,299
	Oregon – 2.5% (2.1% of Total Investments)
4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable	5/20 at 100.00	AA	6,021,999
	Build America Bonds, Tender Option Bond Trust 2016-TXG001, 22.325%, 5/01/35 (IF) (4)
8,030	Warm Springs Reservation Confederated Tribes, Oregon, Tribal Economic Development Bonds,	No Opt. Call	A3	8,592,374
	Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A,
	8.250%, 11/01/19
12,030	Total Oregon			14,614,373
	Pennsylvania – 1.4% (1.1% of Total Investments)
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America
	Taxable Bonds, Series 2009D:
1,225	5.653%, 6/01/24	No Opt. Call	A+	1,374,119
1,915	6.218%, 6/01/39	No Opt. Call	A+	2,437,987
2,000	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Third Series 2010B,	7/20 at 100.00	Aa3	2,182,760
	5.850%, 7/15/30
1,535	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	A1	2,002,346
	2009A, 6.105%, 12/01/39
6,675	Total Pennsylvania			7,997,212
	South Carolina – 0.5% (0.4% of Total Investments)
55	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	A+	106,178
	Federally Taxable Build America Tender Option Bond Trust 2016-XFT909, 23.190%, 1/01/50 (IF)
2,245	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	A+	2,662,795
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50 (UB)
2,300	Total South Carolina			2,768,973
	Tennessee – 1.9% (1.6% of Total Investments)
5,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	A1	6,758,600
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
3,290	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	Aa3	4,416,595
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B,
	6.731%, 7/01/43
8,290	Total Tennessee			11,175,195
	Texas – 10.8% (9.0% of Total Investments)
1,000	Bexar County Hospital District, Texas, Certificates of Obligation, Taxable Build America Bond	2/19 at 100.00	AA+	1,071,990
	Series 2009B, 6.904%, 2/15/39
9,280	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build	No Opt. Call	A–	12,382,861
	America Taxable Bonds, Series 09B, 7.088%, 1/01/42
2,200	Dallas Independent School District, Dallas County, Texas, General Obligation Bonds, School	2/21 at 100.00	AAA	2,509,474
	Building, Build America Taxable Bond Series 2010C, 6.450%, 2/15/35
3,250	Houston, Texas, General Obligation Bonds, Public Improvement, Build America Bond Series 2010B,	3/20 at 100.00	AA	3,564,925
	6.319%, 3/01/30
10,785	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bond Series 2009B,	No Opt. Call	A1	15,763,572
	6.718%, 1/01/49
10,220	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series	2/20 at 100.00	Baa2	11,732,049
	2010-B2, 8.910%, 2/01/30
1,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien, Build America Taxable	No Opt. Call	AA+	1,281,360
	Bond Series 2010A, 5.808%, 2/01/41
10	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2012, 4.427%, 2/01/42	No Opt. Call	Aa1	10,954
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	8/20 at 100.00	AAA	5,526,850
	6.038%, 8/01/40
7,015	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds,	No Opt. Call	AAA	9,157,872
	Series 2009A, 5.517%, 4/01/39
49,760	Total Texas			63,001,907
	Utah – 0.9% (0.8% of Total Investments)
4,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America	4/20 at 100.00	AA+	4,300,440
	Bonds, Series 2010A, 5.700%, 10/01/40
1,000	Tooele County Municipal Building Authority, Utah, Lease Revenue Bonds, Build America Bond	12/20 at 100.00	A+	1,105,180
	Series 2010A-2, 8.000%, 12/15/32
5,000	Total Utah			5,405,620
	Virginia – 4.3% (3.6% of Total Investments)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien
	Revenue Bonds, Build America Bonds, Series 2009D:
1,000	7.462%, 10/01/46 – AGM Insured	No Opt. Call	AA	1,511,200
11,930	7.462%, 10/01/46 – AGC Insured	No Opt. Call	BBB+	17,435,456
7,125	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	9/17 at 100.00	B–	6,240,930
	Refunding Senior Lien Series 2007A, 6.706%, 6/01/46
20,055	Total Virginia			25,187,586
	Washington – 3.8% (3.2% of Total Investments)
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America	No Opt. Call	AA	7,651,200
	Bonds, Tender Option Bond Trust 2016-XFT905, 20.284%, 2/01/40 (IF) (4)
11,090	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds,	No Opt. Call	Aa3	14,400,254
	Build America Taxable Bond Series 2010B, 6.790%, 7/01/40
15,090	Total Washington			22,051,454
	West Virginia – 0.6% (0.5% of Total Investments)
3,730	Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement Asset-Backed Bonds,	6/25 at 100.00	B2	3,609,111
	Taxable Turbo Series 2007A, 7.467%, 6/01/47
$ 550,710	Total Municipal Bonds (cost $601,812,945)			695,725,523

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.5% (0.4% of Total Investments)

	Diversified Consumer Services – 0.5% (0.4% of Total Investments)
$ 3,015	BCOM Investment Partners LLC, Taxable Notes, Burrell College of Osteopathic Medicine,	7.500%	9/01/45	N/R	$ 3,068,459
	Series 2015, 144A
$ 3,015	Total Corporate Bonds (cost $3,015,000)				3,068,459
	Total Long-Term Investments (cost $604,827,945)				698,793,982

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 0.1% (0.1% of Total Investments)

	REPURCHASE AGREEMENTS - 0.1% (0.1% of Total Investments)
$ 742	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/17,	0.120%	7/03/17		$ 742,060
	repurchase price $742,067, collateralized by $775,000 U.S. Treasury Notes,
	2.000%, 11/15/26, value $759,863
	Total Short-Term Investments (cost $742,060)				742,060
	Total Investments (cost $605,570,005) – 120.3%				699,536,042
	Borrowings – (15.5)% (6), (7)				(90,175,000)
	Floating Rate Obligations – (8.2)%				(47,700,000)
	Other Assets Less Liabilities – 3.4% (8)				19,826,223
	Net Assets Applicable to Common Shares – 100%				$ 581,487,265

Investments In Derivatives as of June 30, 2017

Interest Rate Swaps (OTC Uncleared)

		Fund			Fixed Rate		Optional			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Termination		Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	Date	Value	(Depreciation)
Morgan Stanley
Capital Services			1-Month USD-
LLC	$121,000,000	Receive	LIBOR-ICE	1.500%	Monthly	7/03/17	12/01/17	12/01/19	$(128,052)	$(1,959,052)

Interest Rate Swaps (OTC Cleared)
									Variation
		Fund			Fixed Rate		Optional		Margin	Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Termination	Receivable/	Appreciation
Clearing Broker	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	Date	(Payable) (Depreciation)
Citigroup Global			3-Month USD-
Markets Inc.*	$47,500,000	Receive	LIBOR-ICE	2.769%	Semi-Annually	1/10/18	N/A	1/10/40	$267,874	$(1,828,599)
Citigroup Global			3-Month USD-
Markets Inc.*	19,100,000	Receive	LIBOR-ICE	1.731	Semi-Annually	8/11/17	N/A	8/11/46	100,962	3,285,826
Citigroup Global			3-Month USD-
Markets Inc.*	15,500,000	Receive	LIBOR-ICE	1.775	Semi-Annually	8/25/17	7/06/26 (10)	8/25/46	82,489	2,525,676
	$82,100,000								$451,325	$3,982,903
* LCH.Clearnet Ltd is the clearing house for this transaction.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$695,725,523	$ —	$695,725,523
Corporate Bonds	—	3,068,459	—	3,068,459
Short-Term Investments:
Repurchase Agreements	—	742,060	—	742,060
Investments in Derivatives:
Interest Rate Swaps*	—	2,023,851	—	2,023,851
Total	$ —	$701,559,893	$ —	$701,559,893
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2017, the cost of investments (excluding investments in derivatives) was $562,130,777.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2017, were as follows:
Gross unrealized:
Appreciation	$92,432,722
Depreciation	(2,731,179)
Net unrealized appreciation (depreciation) of investments	$89,701,543

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor's Group
("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Borrowings as a percentage of Total Investments is 12.9%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
("OTC") derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.
(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(10)	This interest rate swap has an optional early termination date beginning on July 6, 2026 and every five years thereafter through the termination date as specified in the swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
N/A	Not applicable.
USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         August 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         August 29, 2017